Related party transactions (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Idaho Wind	Dec. 31, 2010 Idaho Wind	Dec. 31, 2011 ArcLight	Dec. 31, 2010 ArcLight	Dec. 31, 2009 ArcLight equityfund
Related party transactions
Loan to Idaho Wind			$ 22,781,000		$ 22,800,000
Interest income from loan given to Idaho Wind	5,110,000	22,781,000	(22,781,000)	1,600,000
Number of private equity funds								2
Aggregate amount payable on termination of contract								15,000,000
Payment due on termination date for termination of agreement								6,000,000
Additional payment due on first anniversary of termination date							5,000,000
Additional payment due on second anniversary of termination date						3,000,000
Additional payment due on third anniversary of termination date						1,000,000
Estimated fair value of termination fee due						$ 900,000